Expense Example, No Redemption - Delaware High-Yield Opportunities Fund - Class C	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
USD ($)	172	579	1,011	2,215